Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 88.1%

Communication Services - 8.2%
Interactive Media & Services - 8.2%
Alphabet, Inc. - Class A	43,006	$14,536,028
Meta Platforms, Inc. - Class A	22,426	16,068,229
Tencent Holdings Ltd. - ADR (China)	84,055	6,420,961
Total Communication Services		37,025,218
Consumer Discretionary - 9.9%
Broadline Retail - 5.7%
Amazon.com, Inc.*	78,232	18,720,918
MercadoLibre, Inc. (Brazil)*	3,284	7,053,342
		25,774,260
Household Durables - 1.2%
Persimmon plc - ADR (United Kingdom)	145,268	5,584,102
Specialty Retail - 1.5%
The TJX Companies, Inc.	44,121	6,609,767
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA - ADR (France)	27,305	6,555,657
Total Consumer Discretionary		44,523,786
Financials - 15.7%
Banks - 2.3%
NU Holdings Ltd. - Class A (Brazil)*	577,962	10,258,826
Capital Markets - 6.6%
BlackRock, Inc.	6,582	7,364,863
Deutsche Boerse AG - ADR (Germany)	101,264	2,556,916
Intercontinental Exchange, Inc.	17,897	3,110,141
Moody’s Corp.	13,428	6,922,940
Nasdaq, Inc.	44,051	4,268,101
S&P Global, Inc.	10,627	5,608,824
		29,831,785
Financial Services - 6.0%
Mastercard, Inc. - Class A	28,380	15,290,860
Visa, Inc. - Class A	36,724	11,818,885
		27,109,745
Insurance - 0.8%
First American Financial Corp.	57,650	3,642,327
Total Financials		70,842,683
Health Care - 12.0%
Biotechnology - 2.3%
Vertex Pharmaceuticals, Inc.*	22,562	10,601,884
Health Care Equipment & Supplies - 1.5%
The Cooper Companies, Inc.*	83,423	6,788,964
Health Care Providers & Services - 3.1%
Elevance Health, Inc.	27,822	9,619,178
UnitedHealth Group, Inc.	15,022	4,310,262
		13,929,440
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 5.1%
AstraZeneca plc - ADR (United Kingdom)	74,028	$6,867,578
GSK plc - ADR	69,795	3,601,422
Roche Holding AG - ADR	220,295	12,501,741
		22,970,741
Total HealthCare		54,291,029
Industrials - 8.8%
Aerospace & Defense - 2.3%
BAE Systems plc - ADR (United Kingdom)	61,245	6,656,106
HEICO Corp. - Class A	13,713	3,491,193
		10,147,299
Air Freight & Logistics - 3.4%
Deutsche Post AG - ADR (Germany)	67,830	3,799,158
United Parcel Service, Inc. - Class B	108,049	11,476,965
		15,276,123
Commercial Services & Supplies - 1.0%
Rollins, Inc.	69,996	4,433,547
Professional Services - 1.4%
TransUnion	81,841	6,467,076
Trading Companies & Distributors - 0.7%
MonotaRO Co. Ltd. - ADR (Japan)	238,937	3,218,481
Total Industrials		39,542,526
Information Technology - 23.1%
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp. - Class A	26,642	3,838,579
Halma plc - ADR (United Kingdom)	31,811	3,126,385
		6,964,964
Semiconductors & Semiconductor Equipment - 11.6%
Applied Materials, Inc.	15,443	4,977,588
ASML Holding N.V. (Netherlands)	3,643	5,183,989
Lam Research Corp.	21,711	5,068,650
NVIDIA Corp.	113,433	21,680,449
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	46,423	15,345,587
		52,256,263
Software - 10.0%
Atlassian Corp. - Class A *	38,039	4,495,449
Bentley Systems, Inc. - Class B	131,933	4,633,487
Cadence Design Systems, Inc.*	21,786	6,456,499
Microsoft Corp.	42,287	18,195,673
ServiceNow, Inc.*	40,825	4,776,934
Workday, Inc. - Class A*	35,578	6,248,564
		44,806,606
Total Information Technology		104,027,833

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials - 6.4%
Chemicals - 4.7%
Air Liquide S.A. - ADR (France)	184,294	$6,890,753
Albemarle Corp.	38,032	6,489,400
The Sherwin-Williams Co.	11,308	4,010,269
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	46,842	3,599,339
		20,989,761
Paper & Forest Products - 1.7%
West Fraser Timber Co. Ltd. (Canada)	113,034	7,727,005
Total Materials		28,716,766
Real Estate - 3.1%
Real Estate Management & Development - 1.6%
CBRE Group, Inc. - Class A*	42,828	7,294,894
Specialized REITs - 1.5%
Weyerhaeuser Co.	252,258	6,503,211
Total Real Estate		13,798,105
Utilities - 0.9%
Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	146,691	3,940,120
TOTAL COMMON STOCKS
(Identified Cost $315,357,597)		396,708,066

CORPORATE BONDS - 4.2%

Non-Convertible Corporate Bonds - 4.2%
Communication Services - 0.1%
Entertainment - 0.1%
The Walt Disney Co., 6.65%, 11/15/2037	315,000	358,148
Media - 0.0%##
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	200,000	199,357
Total Communication Services		557,505
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.2%
Cornell Univ., 4.169%, 6/15/2030	820,000	822,310
Household Durables - 0.1%
DR Horton, Inc., 4.85%, 10/15/2030	390,000	398,989
Total Consumer Discretionary		1,221,299
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	470,000	411,991
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	560,000	614,117
Energy Transfer LP
6.50%, 2/1/2042	580,000	613,145
6.30%, 1/15/2056	390,000	389,648
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024-03/06/2024, cost $230,731)[3]	230,000	$16,845
Total Energy		2,045,746

Financials - 2.0%
Banks - 1.2%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	660,000	605,164
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	600,000	594,575
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[4]	410,000	411,937
Huntington Bancshares, Inc., 2.55%, 2/4/2030	440,000	410,478
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	830,000	836,198
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[4]	610,000	609,811
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	600,000	612,537
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	640,000	608,951
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	580,000	586,944
		5,276,595
Capital Markets - 0.3%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	250,000	248,172
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	240,000	242,153
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	790,000	830,979
		1,321,304
Consumer Finance - 0.2%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	830,000	890,784
Diversified Financial Services - 0.1%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	410,000	411,865

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services - 0.1%
Apollo Global Management, Inc., 5.15%, 8/12/2035	420,000	$418,100
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	142,169
		560,269
Insurance - 0.1%
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	380,000	402,400
Total Financials		8,863,217

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
180 Medical, Inc. (United Kingdom), 3.875%, 10/15/2029[2]	430,000	419,126
Industrials - 0.2%
Construction Materials - 0.1%
Eagle Materials, Inc., 5.00%, 3/15/2036	420,000	411,459
Passenger Airlines - 0.0%##
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	20,802	20,825
Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	410,000	397,721
Total Industrials		830,005

Information Technology - 0.1%
Software - 0.1%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	410,000	412,760
Materials - 0.2%
Metals & Mining - 0.2%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	600,000	602,429
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	338,436	337,839
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[3,6]	220,000	2
Total Materials		940,270

Real Estate - 0.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	228,017
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Retail REITs - 0.0%##
Simon Property Group LP, 2.65%, 2/1/2032	51,000	$45,973
Specialized REITs - 0.3%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[3]	245,000	245,028
Safehold GL Holdings LLC
2.85%, 1/15/2032	330,000	298,076
6.10%, 4/1/2034	417,000	443,500
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	414,124
		1,400,728
Total Real Estate		1,674,718

Utilities - 0.4%
Electric Utilities - 0.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	370,000	393,801
Duke Energy Florida LLC, 6.40%, 6/15/2038	790,000	878,010
		1,271,811
Independent Power and Renewable Electricity Producers - 0.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	640,000	676,777
Total Utilities		1,948,588

TOTAL CORPORATE BONDS (Identified Cost $18,779,094)		18,913,234

U.S. TREASURY SECURITIES - 4.8%

U.S. Treasury Bonds - 1.3%
U.S. Treasury Bond, 3.00%, 5/15/2047
(Identified Cost $5,836,397)	7,611,000	5,696,358

U.S. Treasury Notes - 3.5%
U.S. Treasury Note, 4.125%, 11/15/2032
(Identified Cost $15,848,413)	15,639,000	15,741,631

TOTAL U.S. TREASURY SECURITIES (Identified Cost $21,684,810)		21,437,989

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	3,110	2,897
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.512%, 3/26/2040[2,7]	4,978	4,949

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	49,909	$50,731

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $58,016)		58,577

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	169	162
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	1,597	1,452
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	2,027	1,908
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,517	1,434
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	446	440
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	4,247	3,875
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	1,514	1,466
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	1,969	1,930
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	2,188	2,118
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	2,697	2,512
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	906	796
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	2,650	2,421
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	1,226	1,122
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[2,7]	13,770	6,898
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	5,223	5,010
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.787%, 10/25/2048[2,7]	1,481	1,483

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $44,038)		35,027
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS - 0.1%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030
(Identified Cost $508,820)[2]	510,000	$517,909

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	2,318	2,340
Pool #AD0207, UMBS, 6.00%, 10/1/2038	2,516	2,676
Pool #MA0258, UMBS, 4.50%, 12/1/2039	1,683	1,686
Pool #AL8674, 5.622%, 1/1/2049	5,971	6,236
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	1,348	1,363
Pool #C91771, 4.50%, 6/1/2034	1,484	1,500
Pool #C91780, 4.50%, 7/1/2034	1,698	1,717
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $18,558)		17,518

SHORT-TERM INVESTMENT - 2.9%

Dreyfus Government Cash Management, Institutional Shares, 3.58%[9]
(Identified Cost $12,859,699)	12,859,699	12,859,699

TOTAL INVESTMENTS - 100.1% (Identified Cost $369,310,632)		450,548,019
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(500,918)
NET ASSETS - 100%		$450,047,101

Investment Portfolio - January 31, 2026

(unaudited)

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2026 was $5,176,777, which represented 1.2% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2026 was $261,875, or 0.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2026.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2026.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2026.

9Rate shown is the current yield as of January 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$37,025,218	$37,025,218	$—	$—
Consumer Discretionary	44,523,786	44,523,786	—	—
Financials	70,842,683	70,842,683	—	—
Health Care	54,291,029	54,291,029	—	—
Industrials	39,542,526	39,542,526	—	—
Information Technology	104,027,833	104,027,833	—	—
Materials	28,716,766	28,716,766	—	—
Real Estate	13,798,105	13,798,105	—	—
Utilities	3,940,120	3,940,120	—	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	21,455,507	—	21,455,507	—
Corporate debt:
Communication Services	557,505	—	557,505	—
Consumer Discretionary	1,221,299	—	1,221,299	—

Investment Portfolio - January 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Energy	$2,045,746	$—	$2,045,746	$—
Financials	8,863,217	—	8,863,217	—
Health Care	419,126	—	419,126	—
Industrials	830,005	—	830,005	—
Information Technology	412,760	—	412,760	—
Materials	940,270	—	940,270	—
Real Estate	1,674,718	—	1,674,718	—
Utilities	1,948,588	—	1,948,588	—
Asset-backed securities	58,577	—	58,577	—
Commercial mortgage-backed securities	35,027	—	35,027	—
Foreign government bonds	517,909	—	517,909	—
Short-Term Investment	12,859,699	12,859,699	—	—
Total assets	$450,548,019	$409,567,765	$40,980,254	$—

There were no Level 3 securities held by the Series as of October 31, 2025 or January 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.